Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified				3 Months Ended	12 Months Ended																3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Amended 2006 Senior Credit Agreement [Member]	Mar. 31, 2013 Senior Credit Agreement 2012 Member [Member]	Dec. 31, 2012 Senior Credit Agreement 2012 Member [Member]	Dec. 31, 2012	Jun. 30, 2013 RevolvingCreditEUR [Member]	Dec. 31, 2012 RevolvingCreditEUR [Member]	Jun. 30, 2013 Long Term Debt [Member]	Dec. 31, 2012 Long Term Debt [Member]	Dec. 31, 2012 Amended 2006 Senior Credit Agreement [Member]	Jun. 30, 2013 Term Loan [Member] TermLoanA2012 [Member]	Dec. 31, 2012 Term Loan [Member] TermLoanA2012 [Member]	Jun. 30, 2013 Revolving Credit Facility [Member]	Jun. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Jun. 30, 2013 Euro Notes [Member]	Dec. 31, 2012 Euro Notes [Member]	Jun. 30, 2013 EIB Agreements [Member]	Dec. 31, 2012 EIB Agreements [Member]	Mar. 31, 2013 Accounts Receivable Facility [Member]
Debt Instrument [Line Items]
Senior Credit Agreement			$ 2,832,312								$ 2,659,340
Senior Long Term Notes															4,730,687	4,743,442	44,145	51,951	231,926	324,334
Capital lease obligations	13,772	15,618
Other	133,288	163,802
Long-term debt and capital lease obligations	8,171,130	8,120,487
Less current maturities	514,118	334,747
Total long-term debt less current maturities	7,657,012	7,785,740
Revolving credit maximum amount available	3,854,000	3,859,700				600,000		659,700				2,600,000	2,600,000	600,000
Revolving credit balance outstanding	2,832,312	2,659,340				59,340						2,600,000	2,600,000	101,512
Maximum amount available							654,000
Balance outstanding							130,800
Line of credit outstanding which reduces available borrowings under the revolving credit facility				11,065	77,188																65,622
Accounts receivable facility									$ 185,000	$ 162,000